Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Interest income	$ 2,544	$ 3,577
Interest expense	(2,897)	(1,811)
Net interest income (expense)	$ (353)	$ 1,766